Intangible Assets, Net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Intangible Assets, Net [Abstract]
Carrying amount of intangible assets	¥ 17.9	¥ 21.6
Amortization expenses of intangible assets	¥ 3.7	¥ 4.0	¥ 4.0